Changes In Accounting Principles	12 Months Ended
Sep. 28, 2013
New Accounting Pronouncements and Changes in Accounting Principles [Abstract]
Changes In Accounting Principles
CHANGES IN ACCOUNTING PRINCIPLES
In June 2011, the FASB issued guidance regarding the presentation of comprehensive income. This guidance is effective for annual periods, and interim periods within those years, beginning after December 15, 2011. We adopted this guidance in the first quarter of fiscal 2013. The adoption required a separate statement of comprehensive income and additional disclosures on our consolidated financial statements.
In February 2013, the FASB issued guidance clarifying disclosures related to amounts reclassified out of accumulated other comprehensive income by component. We adopted this guidance in the second quarter of fiscal 2013. The adoption required additional disclosures in our consolidated financial statements.
In July 2013, the FASB issued guidance to eliminate the diversity in practice in the presentation of unrecognized tax benefits when a net operating loss carryforward, a similar tax loss, or a tax credit carryforward exists. Under this guidance, an unrecognized tax benefit, or a portion of an unrecognized tax benefit, should be presented in the financial statements as a reduction to a deferred tax asset for a net operating loss carryforward, a similar tax loss, or a tax credit carryforward, except in certain circumstances. We adopted this guidance in the fourth quarter of fiscal 2013. The adoption did not have a significant impact on our consolidated financial statements.